Cash and Cash Equivalents, Time Deposits and Pledged Deposits	9 Months Ended
Sep. 30, 2023
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Cash and Cash Equivalents, Time Deposits and Pledged Deposits	CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000

Cash and bank balances	1,242,669	841,317
Pledged deposits	(356)	(1,270)
Time deposits	(278,843)	(54,016)

Cash and cash equivalents	963,470	786,031

Denominated in USD	932,371	727,160
Denominated in RMB	13,411	21,472
Denominated in EUR	17,688	37,399

Cash and cash equivalents	963,470	786,031
The cash and cash equivalents of the Company denominated in Renminbi (“RMB”) amounted to $13.4 million and $21.5 million as at September 30, 2023 and December 31, 2022, respectively. The RMB is not freely convertible into other currencies, however, under Greater China Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
The pledged deposit as at September 30, 2023 and December 31, 2022 was pledged for issuing a letter of guarantee to a supplier of the Company and for credit card facilities.
Cash and cash equivalents earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.